Trade and Other Receivables - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) customer	Dec. 31, 2019 CLP ($) customer	Dec. 31, 2018 CLP ($) customer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Trade and other receivables held for use		$ 0
Gross non-current increase in trade accounts receivable		189,920,084
Maximum amount of account receivable generated	$ 1,350
Decrease in revenues from energy sales		(2,600,428)
Financial expense from energy sales		14,250,887
Exchange differences due to the dollarization of accounts receivable pending for invoicing		3,835,024
Financial income		414,292
Trade receivables, Non-current		191,966,929	$ 2,046,845
Trade and other non-current payables		56,250,085	2,584,180
Trade receivables, Current		456,552,682	417,927,182
Trade and other current payables		$ 599,263,208	$ 554,286,324
Number of customers with sales representing 10% or more of revenues | customer	0	0	0
Electricity Distribution Segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Decrease in revenues from energy sales		$ (2,083,048)
Exchange differences due to the dollarization of accounts receivable pending for invoicing		2,825,769
Financial income		10,241,505
Trade receivables, Non-current		182,076,569
Trade and other non-current payables		53,941,373
Impact on lower revenues from energy sales		3,782,091
Impact on lower cost from energy purchases		1,181,163
Impact on higher revenues		5,225,739
Impact on higher financial costs		19,062,333
Profit for net exchange difference		$ 3,835,024
Trade receivables, Current			$ 48,196,306
Trade and other current payables			$ 6,718,177